Segment Information - Summary of Revenue Adjusted EBITDA and EBITDA (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Operating Segments [Line Items]
Revenue	$ 862,459	$ 823,666	$ 783,348
Adjusted EBITDA	6,821	(35,325)	(157,561)
Share-based compensation	(13,261)	(13,598)	(21,446)
Restructuring costs	(4,935)	(8,172)	(14,760)
Strategic review of Greater China business	(7,547)
Asset impairment charges and other costs related to closure of production facility		(42,110)
Asset impairment charges and other costs related to discontinued construction of production facilities		(24,660)	(201,560)
New product launch issue		(11,998)
Closure of production facility	846
Costs related to the YYF Transaction			(375)
Legal settlement			(9,250)
Non-controlling interests	(344)	(323)	(186)
EBITDA	(18,420)	(136,186)	(405,138)
Finance income	9,944	57,758	117,876
Finance expenses	(87,132)	(70,179)	(69,029)
Depreciation and amortization	(49,310)	(49,966)	(51,874)
Loss before tax	(144,918)	(198,573)	(408,165)
Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	482,861	434,263	408,410
North America
Disclosure Of Operating Segments [Line Items]
Revenue	249,559	274,455	250,264
Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	130,039	114,948	124,674
Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	484,483	440,692	434,011
Adjusted EBITDA	88,169	56,128	28,377
Share-based compensation	(1,950)	(1,985)	(2,378)
Restructuring costs	(954)	(2,410)	(1,382)
Asset impairment charges and other costs related to closure of production facility		(42,110)
Asset impairment charges and other costs related to discontinued construction of production facilities		(2,875)	(158,551)
Closure of production facility	846
EBITDA	86,111	6,748	(133,934)
Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	249,559	274,455	250,264
Adjusted EBITDA	1,871	5,298	(31,910)
Share-based compensation	(1,333)	656	(3,820)
Restructuring costs	(1,896)	(1,222)	(3,062)
Asset impairment charges and other costs related to discontinued construction of production facilities		3,283	(43,009)
New product launch issue		(11,998)
Costs related to the YYF Transaction			(375)
EBITDA	(1,358)	(3,983)	(82,176)
Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	130,039	114,948	124,855
Adjusted EBITDA	3,641	(1,645)	(57,543)
Share-based compensation	(1,726)	(2,101)	(4,608)
Restructuring costs	(42)	(1,940)	(2,675)
Strategic review of Greater China business	(7,547)
Asset impairment charges and other costs related to discontinued construction of production facilities		(25,068)
Non-controlling interests	(344)	(323)	(186)
EBITDA	(6,018)	(31,077)	(65,012)
Unallocated Amounts | Corporate
Disclosure Of Operating Segments [Line Items]
Adjusted EBITDA	(86,860)	(95,106)	(96,485)
Share-based compensation	(8,252)	(10,168)	(10,640)
Restructuring costs	(2,043)	(2,600)	(7,641)
Legal settlement			(9,250)
EBITDA	(97,155)	(107,874)	(124,016)
Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	(1,622)	(6,429)	(25,782)
Revenue from External Customers
Disclosure Of Operating Segments [Line Items]
Revenue	862,459	823,666	783,348
Revenue from External Customers | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	482,861	434,263	408,410
Revenue from External Customers | Operating Segments | North America
Disclosure Of Operating Segments [Line Items]
Revenue	249,559	274,455	250,264
Revenue from External Customers | Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue	130,039	114,948	124,674
Intersegment Revenue | Operating Segments | Europe & International
Disclosure Of Operating Segments [Line Items]
Revenue	1,622	6,429	25,601
Intersegment Revenue | Operating Segments | Greater China
Disclosure Of Operating Segments [Line Items]
Revenue			181
Intersegment Revenue | Eliminations
Disclosure Of Operating Segments [Line Items]
Revenue	$ (1,622)	$ (6,429)	$ (25,782)